Deferred income tax - Deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Income Tax
Deferred tax liabilities, Opening balance	¥ 25,111
Acquisition of subsidiary (Note 33)	24,403	¥ 21,335
Recognized in the profit or loss	(16,223)	3,776
Deferred tax liabilities, Closing balance	33,291	25,111
Financial assets at fair value through profit or loss (FVPL)
Deferred Income Tax
Deferred tax liabilities, Opening balance	6,631
Recognized in the profit or loss	(6,631)	6,631
Deferred tax liabilities, Closing balance		6,631
Others
Deferred Income Tax
Deferred tax liabilities, Opening balance	18,480
Acquisition of subsidiary (Note 33)	24,403	21,335
Recognized in the profit or loss	(9,592)	(2,855)
Deferred tax liabilities, Closing balance	¥ 33,291	¥ 18,480